SUPPLEMENTAL PRO FORMA INFORMATION (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Acquisitions Pro Forma Interest Expense	$ 165,000	$ 361,000
Business Acquisitions Pro Forma Additional Beneficial Conversion		463,000
Business Acquisitions Pro Forma Elimination Beneficial Conversion	258,000
Business Acquisitions Pro Forma Elimination Of Investment Banking Fees	$ 450,000